SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL
Warrant activity
	Number	Weighted average exercise price
Balance as at December 31, 2021	91,892,620	$0.48
Warrants expired	(41,545,383)	0.57
Balance as at December 31, 2022	50,347,237	$0.35
Warrants expired	(18,297,009)	0.31
Warrants issued	52,589,759	0.21
Balance as at December 31, 2023	84,639,987	$0.27

Warrants outstanding
Exercise price	Number of warrants outstanding	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$0.20	43,330,500	$0.20	2.90
$0.27	9,259,259	$0.27	2.47
$0.37	32,050,228	$0.37	1.50
	84,639,987	$0.27	2.33

Stock option activity
	Number	Weighted average exercise price
Balance as at December 31, 2021	45,140,000	$0.44
Options granted	16,010,000	0.26
Options expired	(13,146,250)	0.63
Options forfeited	(1,631,250)	0.31
Balance as at December 31, 2022	46,372,500	$0.37
Options granted	16,960,000	0.19
Options expired/cancelled	(16,517,500)	0.44
Options forfeited	(1,755,000)	0.23
Balance as at December 31, 2023	45,060,000	$0.28

Stock options outstanding
	Options Outstanding			Options Exercisable
Exercise price	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
0.16- 0.18	625,000	$0.17	4.52	156,250	$0.17	4.52
0.185- 0.25	19,735,000	$0.20	3.59	11,855,000	$0.21	3.24
0.26- 0.50	24,700,000	$0.34	2.17	24,700,000	$0.34	2.17
	45,060,000	$0.28	2.83	36,711,250	$0.30	2.51

Share-based payments expenses
	For the year ended December 31,
Statements of Net Loss:	2023	2022
General and administration	$1,170	$1,235
Exploration and evaluation	56	44
Investor relations and marketing communications	121	149
Corporate development and due diligence	245	145
Subtotal	$1,592	$1,573
Statements of Financial Position:
Mineral Properties	892	854
Total	$2,484	$2,427

Stock option weighted average assumptions
	Year ended	Year ended
	December 31, 2023	December 31, 2022
Risk-free interest rate	3.25%	1.87%
Share price at grant date (in dollars)	$0.19	$0.27
Exercise price (in dollars)	$0.19	$0.27
Expected life (years)	5.00 years	5.00 years
Expected volatility (1)	65.06%	63.97%
Forfeiture rate	7.50%	7.50%
Expected dividend yield	Nil	Nil

Summarizes of changes in RSU's
	Number	Weighted average fair value
Balance as at December 31, 2021	1,550,000	$0.40
RSUs granted	1,090,000	0.25
RSUs settled	(516,664)	0.40
RSUs forfeited	(233,334)	0.40
Balance as at December 31, 2022	1,890,002	$0.31
RSUs granted	2,817,045	0.18
RSUs settled	(763,330)	0.33
RSUs forfeited	(330,002)	0.30
Balance as at December 31, 2023	3,613,715	$0.20

Share-based payments expenses And reserve
	Number	Weighted average fair value
Balance as at December 31, 2021	303,000	$0.36
DSUs granted	356,000	0.26
Balance as at December 31, 2022	659,000	$0.30
DSUs granted	450,000	0.18
Balance as at December 31, 2023	1,109,000	$0.25

Summarizes of changes in PSUs
	Number	Weighted average fair value
Balance as at December 31, 2021	-	$-
PSUs granted	1,913,000	0.24
Balance as at December 31, 2022	1,913,000	$0.24
PSUs granted – February 14, 2023	4,900,000	0.22
Balance as at December 31, 2023	6,813,000	$0.23